Assets Held for Sale - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 01, 2016 USD ($)	Jan. 02, 2016 USD ($) Facility	Dec. 27, 2014 USD ($) Facility
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Number of distribution facilities reclassified to assets held for sale | Facility		2	5
Assets Held for Sale, net proceeds	$ 7	$ 3	$ 19
Asset impairment charges		$ 1	$ 2
Gain on disposition of assets	$ 3